February 19, 2002




Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004


                    Re:              Washington Mutual Investors Fund, Inc.
                    File Nos.        2-11051
                                     811-604


Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 14, 2002 of Registrant's Post-Effective Amendment No. 106 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940.



                              Sincerely,



                              Howard L. Kitzmiller
                              Senior Vice President, Secretary
                              and Treasurer